PRIVATE PLACEMENT (Details) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 12, 2021	Nov. 08, 2021	Sep. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
Underwriting fees			$ 1,955,000	$ 1,955,000
Months to complete acquisition			21 months	18 months
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)			100.00%
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		557,000
Price of warrants		$ 10.00
Aggregate purchase price	$ 5,570,000	$ 3,680,000
Receivable recorded from the sale of private placement warrants		1,890,000
Underwriting fees		$ 0
Months to complete acquisition			21 months	18 months
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%